Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt

8. Debt

Note Payable

On May 1, 2020, pursuant to the Paycheck Protection Program under the Coronavirus Aid Relief and Economic Security Act (“CARES Act”), the Company received a loan of $130,200. The loan carries an interest rate of 1% and an initial maturity of May 1, 2022. During August 2021, the Company received partial loan forgiveness from the SBA reducing the principal balance of the note to $96,795. During December 2021, the terms of the note were amended to carry an interest rate of 1% and mature on May 4, 2025. As of March 31, 2025, the unpaid balance of the note totaled $3,402.

Senior Secured Debenture

The Company entered into a Securities Purchase Agreement dated with Five Narrow Lane LP (“FNL”), on January 17, 2025 (which was later amended on January 27, 2025), pursuant to which the Company agreed to issue, and Five Narrow Lane LP agreed to purchase, a debentures (the “Purchase Agreement”). The Purchase Agreement provides for financing of up to an aggregate principal amount of $2,300,000 of which $1,050,000 has been received as of March 31, 2025. An additional $750,000 was funded in April 2025 upon filing of a registration statement on Form S-4 for the Merger, and an additional $500,000 is expected to be funded when such registration statement on Form S-4 is declared effective by the SEC. In addition, pursuant to the terms of the debenture, upon consummation of the Merger, the Company shall, at its option, either (i) pay FNL in cash the entire principal amount of the l debenture then outstanding, together with all accrued and unpaid interest thereon, the exit fee and any other amounts due thereunder, or (ii) issue to FNL such number of shares of Series C Convertible Preferred Stock, par value $0.001 per share, stated value $3,000 per share, to be established by the Company upon closing of the Merger (the “Series C Stock”) for aggregate stated value equal to (x) 3.0 multiplied by (y) the entire principal amount of the debenture then outstanding, together with all accrued and unpaid interest thereon, the exit fee and other amounts due thereunder. The Company has agreed to file a registration statement (the “Resale Registration Statement”) with the SEC registering the resale of common stock underlying the Debenture (the “Resale Securities”). Pursuant to the terms of the Merger Agreement, (i) any REalloys warrants outstanding at the effective time of the Merger will be assumed by the Company and (ii) shares of Series X preferred stock issued by REalloys will be exchanged for shares of Series C Stock of the Company on a one-to-one basis. Shares underlying the REalloys warrants and the Series C Stock will be registered pursuant to the Merger Registration Statement.

The Company incurred issuance costs of approximately $175,000 related to the debenture with FNL, which are being amortized over the life of the debenture.

The debenture is secured by substantially all of the assets of the Company including its wholly owned subsidiary and contains customary negative and affirmative covenants. The Company was in compliance with these covenants at March 31, 2025. The debenture matures on the earlier of January 17, 2026 or the date on which the Merger with REalloys is completed.

Merchant Cash Advances

On May 28, 2024, the Company entered into a merchant cash advance agreement with proceeds totaling $198,500 and total future receivables purchased totaling $272,000. On September 27, 2024, the Company entered into a merchant cash advance agreement with proceeds totaling $99,250 and total future receivables purchased totaling $136,000. On October 31, 2024, the Company entered into a merchant cash advance agreement with proceeds totaling $268,000 and total future receivables purchased totaling $228,480. The merchant cash advances are to be repaid through 28 weekly payments of $9,714, $4,857, and $8,160, respectively. The finance expense for the advances have been calculated using the effective interest rate method.

During February 2025, the September 27, 2024 merchant cash advance was amended to reduce the weekly payments. Under the amended agreement, the merchant cash advance is to be repaid through eight weekly payments of $1,214, two weekly payments of $4,585, and eight weekly payments of $3,643.

During February 2025, the October 31, 2024 merchant cash advance was amended to reduce the weekly payments. Under the amended agreement, the merchant cash advance is to be repaid through eight weekly payments of $2,040, seven weekly payments of $8,160, and eight weekly payments of $36,120.

The Company issued 15,000 shares with a value of $49,650 in consideration for amending the two merchant cash advances. The amendments of the cash advances were accounted for as a debt extinguishment and reissuance in accordance with ASC 470-50-40-10.

As of March 31, 2025, the unpaid balance of the merchant cash advances totaled $129,124.

Advance

During the three months ended March 31, 2025, the Company received an advance totaling $40,000 from an unrelated third party. The advance is unsecured, bears no interest, and has no stated maturity date.

8. Debt

Note Payable

On May 1, 2020, pursuant to the Paycheck Protection Program under the Coronavirus Aid Relief and Economic Security Act (“CARES Act”), the Company received a loan of $130,200. The loan carries an interest rate of 1% and an initial maturity of May 1, 2022. During August 2021, the Company received partial loan forgiveness from the SBA reducing the principal balance of the note to $96,795. During December 2021, the terms of the note were amended to carry an interest rate of 1% and mature on May 4, 2025. As of December 31, 2024, the unpaid balance of the note totaled $10,592.

Merchant Cash Advances

On May 28, 2024, the Company entered into a merchant cash advance agreement with proceeds totaling $198,500 and total future receivables purchased totaling $272,000. On September 27, 2024, the Company entered into a merchant cash advance agreement with proceeds totaling $99,250 and total future receivables purchased totaling $136,000. On October 31, 2024, the Company entered into a merchant cash advance agreement with proceeds totaling $268,000 and total future receivables purchased totaling $228,480. The merchant cash advances are to be repaid through 28 weekly payments of $9,714, $4,857, and $8,160, respectively. The finance expense for the advances have been calculated using the effective interest rate method. As of December 31, 2024, the unpaid balance of the merchant cash advances totaled $187,921.

Advance

On December 30, 2024, the Company received an advance totaling $50,000 from an unrelated third party. The advance is unsecured, bears no interest, and has no stated maturity date.